BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2020
Successors [Member]
Multiemployer Plan [Line Items]
BUSINESS COMBINATIONS

4. BUSINESS COMBINATIONS

SAPESCO Business Combination

In June of 2020, NESR executed the Deed of Amendment (“Deed of Amendment”) to the Agreement dated February 13, 2020 related to the sale and purchase of 99.7% of SAPESCO (collectively with the Deed of Amendment, the “Sale & Purchase Agreement”). The executed Deed of Amendment gives NESR control over SAPESCO effective from June 1, 2020. Accordingly, the accounting of the acquisition has been carried out effective June 1, 2020. Formal closing and legal transfer of $11.0 million of cash, $6.0 million of deferred cash consideration, and 2,237,000 NESR ordinary shares was completed in the third and fourth quarters of 2020, as well as the first quarter of 2021, upon final regulatory approvals and completion of normal closing requirements, which were temporarily delayed as a result of the global COVID-19 pandemic.

Description of the SAPESCO Transaction

Under the terms of the Sale & Purchase Agreement, NESR acquired 99.7% of the issued and outstanding shares of SAPESCO in a cash and stock transaction (the “Business Combination”) which comprised of $11.0 million to be paid at closing, an additional $6.0 million to be paid in three equal installments, for total cash consideration of $17.0 million, and the issuance of 2,237,000 NESR shares. The Sale & Purchase Agreement also contained earn-out mechanisms that enabled the sellers to receive additional consideration after the closing of the Business Combination as follows:

●	Cash Earn-Out (“Cash Earn-Out”) of up to $6.9 million in cash based on collection of certain receivables;

●	Additional Earn-Out Shares (“Additional Earn-Out Shares”) based on the collection of certain receivables and only to the extent that NESR’s average share price during the fourth quarter of 2020 was less than $9 per share; and

●	Customer Receivables Earn-Out Shares (“Customer Receivables Earn-Out Shares”) based on the collection of certain long-dated and/or doubtful receivables for two years subsequent to the Closing Date, to be settled at the NESR Additional Share Price (“NESR Additional Share Price”) which is derived from taking the average of the price of the Company’s shares (“NESR Shares”) during each calendar quarter within the 12 months after the Closing Date and applying the average price in each quarter to the long-dated and doubtful receivables collected during the relevant quarter, provided that if such price is: (a) less than $10, the NESR Additional Share Price shall be $10 or (b) greater than $11.70, the NESR Additional Share Price shall be $11.70.

Collectively, the Cash Earn-Out and Additional Earn-Out Shares were fair valued at $11.7 million as of June 1, 2020. The Cash Earn-Out was determined using a discounted cash flow approach within a scenario analysis. The Additional Earn-Out Shares were valued using a Monte Carlo simulation. The long-dated and doubtful receivables, and corresponding Customer Receivables Earn-Out Shares contingency, were fair valued at $0.

In the fourth quarter of 2020, the Company reduced the liabilities recorded for the Cash Earn-Out and Additional Earn-Out Shares to $2.1 million based on expected settlement values at the reporting date that were subsequently finalized with the sellers in the first quarter of 2021. This adjustment was reflected in Other income/(expense), net, as ASC 805 precludes adjusting goodwill for subsequent revisions to contingent consideration. The downward revision to the liabilities recorded for the Cash Earn-Out and Additional Earn-Out Shares was primarily on account of settlement negotiations with the sellers during the fourth quarter of 2020 that altered the mix of cash and equity consideration to paid upon final settlement of these earn-outs. Additionally, the Company also recorded Other Liabilities of $1.4 million in the fourth quarter of 2020, relating primarily to the expected 2021 issuance of Customer Receivables Earn-Out Shares.

Financing of Business Combination

Consideration for the Business Combination was funded through the following sources and transactions:

●	cash and cash equivalents of $11.0 million;

●	deferred cash consideration of $6.0 million;

●	the issuance of 2,237,000 NESR ordinary shares to the SAPESCO selling shareholders in exchange for their SAPESCO shares, presented in Other liabilities in the Consolidated Balance Sheet as of December 31, 2020.

The following summarizes the consideration to purchase 99.7% of the issued and outstanding equity interests of SAPESCO:

	SAPESCO
	Value (In US$ thousands)	Shares

Cash consideration	$16,958
Total consideration – cash	16,958

NESR ordinary share consideration	12,013	2,237,000
Total consideration – equity (1)	12,013	2,237,000

Cash Earn-Out	5,301
Additional Earn-Out Shares	6,377		(2)
Total estimated earn-out mechanisms	11,678		(2)

Total consideration	$40,649	2,237,000

(1)	The fair value of NESR ordinary shares was determined based upon the $5.37 per share closing price of NESR ordinary shares on June 1, 2020, the acquisition date of the Business Combination. Control was transferred by agreement with the selling shareholders of SAPESCO.
(2)	The quantity of Additional Earn-Out Shares was negotiated in the fourth quarter of 2020 and finalized in the first quarter of 2021 when settled with the sellers for 145,039 shares. These shares were valued for accounting purposes at $9.93 per share, the closing price of NESR ordinary shares on December 31, 2020. A liability totaling $6.4 million was previously recorded in Other liabilities on the opening balance sheet pending the outcome of this contingency. As the Company is contractually obligated to settle this contingency in shares, we believe that presentation as a non-current liability best matches the contingency with the long-term nature of equity financing.

Accounting treatment

The Business Combination is accounted for under ASC 805, Business Combinations (“ASC 805”). Pursuant to ASC 805, NESR has been determined to be the accounting acquirer. SAPESCO constitutes a business, with inputs, processes, and outputs. Accordingly, the acquisition of SAPESCO constitutes the acquisition of a business for purposes of ASC 805, and due to the change in control of SAPESCO was accounted for using the acquisition method. NESR recorded the fair value of assets acquired and liabilities assumed from SAPESCO.

The following table summarizes the final allocation of the purchase price allocation (in US$ thousands):

Allocation of consideration

Cash and cash equivalents	$3,740
Accounts receivable	14,847
Unbilled revenue	6,126
Service inventories	5,641
Prepaid assets	679
Retention withholdings	279
Other current assets	552
Property, plant and equipment	14,385
Intangible assets	3,340
Other assets	200
Total identifiable assets acquired	49,789

Accounts payable	11,984
Accrued expenses	6,613
Current installments of long-term debt	5,400
Short-term borrowings	5,692
Income taxes payable	313
Other taxes payable	3,802
Other current liabilities	2,237
Long-term debt	15,572
Employee benefit liabilities	1,455
Other liabilities	2,237
Non-controlling interests	(8)
Net identifiable liabilities acquired	55,297
Total fair value of net assets acquired	(5,508)
Goodwill	46,157
Total consideration	$40,649

All employee benefit liabilities relate to end of service benefits (note 12).

During the quarter ended December 31, 2020, the Company finalized its valuation of identifiable assets and liabilities. These measurement period changes resulted in an increase of $25.2 million to goodwill as compared to the amounts provisionally recorded as of June 1, 2020 initially reported during the quarter ended June 30, 2020. Measurement period adjustments included a reduction in the value of property, plant, and equipment of $19.8 million, a reduction in the value of intangibles of $0.9 million, an increase in accrued expenses of $2.2 million, and an increase in other taxes payable of $1.3 million. The revision to property, plant, and equipment was on account of physical asset inspection procedures performed during the measurement period. These inspection procedures were previously delayed by COVID-19 mobility restrictions and provided additional information in regard to the physical condition of the acquired property, plant, and equipment. During the quarter ended June 30, 2020, the Company had provisionally fair valued property, plant and equipment at $34.2 million as compared to their carrying value of $19.6 million on the acquisition date.

Intangible assets

Intangible assets were identified that met either the separability criterion or the contractual-legal criterion described in ASC 805.

The final allocation to intangible assets is as follows (in US$ thousands):

	Fair Value
	Total	Useful Life
	(In US$ thousands)
Customer contracts	$2,900	8 years
Trademarks and trade names	440	2 years
Total intangible assets	$3,340

Goodwill

As of December 31, 2020, $46.2 million has been allocated to goodwill. Goodwill represents the excess of the gross consideration transferred over the fair value of the underlying net tangible and identifiable definite-lived intangible assets acquired. The goodwill is not amortizable and/or deductible for tax purposes. Qualitative factors that contribute to the recognition of goodwill include certain intangible assets that are not recognized as separate identifiable intangible assets apart from goodwill. Intangible assets not recognized apart from goodwill consist primarily of the strong market positions and the assembled workforces.

In accordance with FASB ASC Topic 350, Goodwill and Other Intangible Assets, goodwill will not be amortized, but instead will be tested for impairment at least annually or more frequently if certain indicators are present. In the event management determines that the value of goodwill has become impaired, an accounting charge for the amount of impairment during the period in which the determination is made may be recognized.

Transaction costs

The Company incurred $1.1 million in advisory, legal, accounting, and management fees through December 31, 2020, which includes the amounts the Company had spent prior to the acquisition date of the Business Combination. These costs are recorded in selling, general and administrative expenses in the Consolidated Statements of Operations in connection with the Business Combination. Transaction costs are reported as a cash outflow from operating activities by the Company.

Unaudited pro-forma information

The following table summarizes the supplemental consolidated results of the Company on an unaudited pro-forma basis, as if the Business Combination had been consummated on January 1, 2019 for the year-to-date periods ended December 31, 2020 and December 31, 2019, respectively (in US$ thousands):

	Successor (NESR)
	Period from	Period from
	January 1	January 1
	to December 31,	to December 31,
	2020	2019
Revenues	$852,823	$720,860
Net income/(loss)	45,320	43,081

These pro-forma results were based on estimates and assumptions, which the Company believes are reasonable. They are not the results that would have been realized had the Company been a consolidated company during the periods presented and are not necessarily indicative of results of operations in future periods. SAPESCO’s results for the periods presented include significant charges for restructuring and related activities that may not have been incurred had the Company been a consolidated company during the periods presented. The pro-forma results include adjustments primarily related to purchase accounting adjustments. Acquisition costs and other non-recurring charges incurred in connection with the Business Combination are included in the earliest period presented.

SAPESCO revenue of $26.5 million and net income of $0.8 million are included in the consolidated statement of operations during the 2020 Successor Period from the date of acquisition.

NPS/GES Business Combination

On June 6, 2018, NESR consummated the NPS/GES Business Combination and related financing transactions, acquiring all of the issued and outstanding equity interests of NPS and GES.

Accounting treatment

The NPS/GES Business Combination is accounted for under ASC 805. Pursuant to ASC 805, NESR has been determined to be the accounting acquirer. Refer to Note 2, Basis of Presentation, for more information. NPS and GES both constitute businesses, with inputs, processes, and outputs. Accordingly, the acquisition of NPS and GES both constitute the acquisition of a business for purposes of ASC 805 and due to the change in control of each of NPS and GES was accounted for using the acquisition method. NESR recorded the fair value of assets acquired and liabilities assumed from NPS and GES.

The following table summarizes the final allocation of the purchase price (in thousands):

Allocation of consideration

	NPS	GES
	(In thousands)
Cash and cash equivalents	$31,656	$5,206
Accounts receivable	55,392	18,013
Unbilled revenue	41,378	45,343
Inventories	33,652	31,092
Current assets	19,463	8,719
Property, plant and equipment	216,094	91,444
Intangible assets	94,000	53,000
Deferred tax assets	-	554
Other assets	7,457	1,254
Total identifiable assets acquired	499,092	254,625

Accounts payable	26,457	31,113
Accrued expenses	28,685	25,388
Current portion of loans and borrowings	-	16,368
Short-term borrowings	55,836	9,000
Current liabilities	3,665	15,449
Loans and borrowings	149,399	25,098
Deferred tax liabilities	24,098	8,053
Other liabilities	22,363	9,910
Non-controlling interest	(2,841)	837
Net identifiable liabilities acquired	307,662	141,216
Total fair value of net assets acquired	191,430	113,409
Goodwill	399,325	175,439
Total gross consideration	$590,755	$288,848

Intangible assets were identified that met either the separability criterion or the contractual-legal criterion described in ASC 805. The final allocation to intangible assets is as follows (in thousands):

Intangible assets

	Fair Value
	NPS	GES	Total	Useful Life
	(In thousands)
Customer contracts	$77,000	$44,500	$121,500	10 years
Trademarks and trade names	17,000	8,500	25,500	8 years
Total intangible assets	$94,000	$53,000	$147,000

Unaudited pro-forma information

The following table summarizes the supplemental consolidated results of the Company on an unaudited pro-forma basis, as if the NPS/GES Business Combination had been consummated on January 1, 2017 (in thousands):

	Period from January 1	Period from January 1
	to December 31,	to December 31,
	2018	2017
Revenues	$552,520	$457,888
Net income	$52,667	$36,418

These pro-forma results were based on estimates and assumptions, which the Company believes are reasonable. They are not the results that would have been realized had the Company been a combined company during the periods presented and are not necessarily indicative of results of operations in future periods. The pro-forma results include adjustments primarily related to purchase accounting adjustments. Acquisition costs and other non-recurring charges incurred in connection with the NPS/GES Business Combination are included in the earliest period presented.